Cover	Jun. 17, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002121110
Document Type	S-6
Entity Registrant Name	FT 13007
Document Period End Date	Jun. 17, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation.

The goal of the Trust is to provide investors with exposure to 50 well-capitalized companies which have displayed low price fluctuations over time while also retaining capital growth potential.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Through our multi-factor selection process we seek to find the stocks that we believe have the best prospects for above-average capital appreciation.

Step 1: Fundamental Model Ranking

All stocks contained in the S&P 500® Index are ranked by the following equally weighted factors to determine an overall fundamental model rank:

• Price to book.

• Price to cash flow.

• Return on assets.

Step 2: Volatility Model Ranking

All stocks contained in the S&P 500® Index are ranked by long- and short-term volatility based on standard deviation of historical returns in order to determine each stock’s volatility model rank.

Step 3: Select Lowest Volatility Stocks

The top 100 stocks in the S&P 500® Index according to their volatility model rank are determined.

Step 4: Select Highest Fundamentally Ranked Stocks

The remaining stocks are ranked based on their fundamental model score as of the date the portfolio was selected and the top 50 stocks are selected for the portfolio subject to a maximum of 25% in any one sector. Stocks are equally weighted within the portfolio.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities, REITs and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.